Segment Information - Schedule of Disaggregated Amounts of Research and Development Expenses (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Personnel related (including stock-based compensation)	$ 636	$ 3,572	$ 8,186	$ 19,571
Other research and development cost	200	1,582	$ 2,751	$ 7,510
Total research and development expenses	3,715	9,645
IK-930
Segment Reporting Information [Line Items]
Total research and development expenses	399	2,458
IK-595
Segment Reporting Information [Line Items]
Total research and development expenses	2,450	1,664
IK-175
Segment Reporting Information [Line Items]
Total research and development expenses	8	412
Discovery and Other Programs
Segment Reporting Information [Line Items]
Total research and development expenses	$ 22	$ (43)